Psyence Labs Ltd. Investment and Investment in Associate (Tables)	12 Months Ended
Mar. 31, 2026
Psyence Labs Ltd. Investment and Investment in Associate [Abstract]
Schedule of Carrying Amount of Investment

The initial carrying amount of the investment in associate is determined as follows:

Initial Carrying Amount Description	Shares	Amount
Previously held interest – remeasured to fair value at Acquisition Date	3,000	$5,172,000
Consideration transferred for additional shares acquired	2,900	$2,934,167
Total – Investment in Associate at Acquisition Date	5,900	$8,106,167

Carrying Amount

Amount
Investment in associate at Acquisition Date (February 25, 2026)	$8,106,167
Share of associate net loss – February 25 to March 31, 2026	$(45,239)
Carrying amount at March 31, 2026	$8,060,928